Risk Management - Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets - Contractual cash inflows
Equity securities		¥ 700,748	¥ 605,996
Debt securities		1,865,794	1,523,748
Loans	[1]	658,535	608,920
Term deposits		545,667	535,260
Statutory deposits - restricted		6,333	6,333
Securities purchased under agreements to resell		7,947	4,467
Accrued investment income		45,200	41,703
Premiums receivable		20,730	17,281
Cash and cash equivalents		56,629	53,306	¥ 50,809	¥ 48,586
Subtotal		3,907,583	3,397,014
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		2,973,225	2,552,736
Investment contracts	[1]	288,212	267,804
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		122,249	118,088
Financial liabilities at fair value through profit or loss		3,732	3,859
Annuity and other insurance balances payable		55,031	51,019
Interest-bearing loans and other borrowings		19,556	20,045
Bonds payable		34,992	34,990
Lease liabilities		2,664	3,091
Subtotal		3,499,661	3,051,632
Net cash inflow/(outflow)		407,922	345,382
Without maturity [member]
Financial assets - Contractual cash inflows
Equity securities		700,748	605,996
Subtotal		700,748	605,996
Financial and insurance liabilities - Contractual cash outflows
Financial liabilities at fair value through profit or loss		(3,732)	(3,859)
Subtotal		(3,732)	(3,859)
Net cash inflow/(outflow)		697,016	602,137
Not later than one year [member]
Financial assets - Contractual cash inflows
Term deposits		63,079	107,039
Statutory deposits - restricted		0	180
Undiscounted cash flow [member] | Not later than one year [member]
Financial assets - Contractual cash inflows
Debt securities		136,885	107,632
Loans		235,901	232,715
Term deposits		75,353	119,827
Statutory deposits - restricted		297	479
Securities purchased under agreements to resell		7,947	4,467
Accrued investment income		44,197	40,710
Premiums receivable		20,730	17,281
Cash and cash equivalents		56,629	53,306
Subtotal		577,939	576,417
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		190,123	179,925
Investment contracts		(29,149)	(24,020)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		(122,249)	(118,088)
Annuity and other insurance balances payable		(55,031)	(51,019)
Interest-bearing loans and other borrowings		(2,044)	(4,776)
Bonds payable		(328)	(332)
Lease liabilities		(1,273)	(1,331)
Subtotal		(19,951)	(19,641)
Net cash inflow/(outflow)		557,988	556,776
Undiscounted cash flow [member] | Later than 1 year and not later than 3 years [member]
Financial assets - Contractual cash inflows
Debt securities		349,334	319,656
Loans		219,840	174,260
Term deposits		329,191	184,707
Statutory deposits - restricted		6,098	2,315
Accrued investment income		565	561
Subtotal		905,028	681,499
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		151,280	209,603
Investment contracts		(13,861)	(29,900)
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(4,384)	(1,572)
Bonds payable		(2,996)	(2,996)
Lease liabilities		(1,250)	(1,491)
Subtotal		128,789	173,644
Net cash inflow/(outflow)		1,033,817	855,143
Undiscounted cash flow [member] | Later than 3 years and not later than 5 years [member]
Financial assets - Contractual cash inflows
Debt securities		287,939	250,805
Loans		129,813	117,001
Term deposits		197,867	294,477
Statutory deposits - restricted		720	4,594
Accrued investment income		438	432
Subtotal		616,777	667,309
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(93,971)	(35,264)
Investment contracts		68,882	23,462
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(14,680)	(16,111)
Bonds payable		(36,498)	(37,996)
Lease liabilities		(331)	(440)
Subtotal		(76,598)	(66,349)
Net cash inflow/(outflow)		540,179	600,960
Undiscounted cash flow [member] | Later than five years [member]
Financial assets - Contractual cash inflows
Debt securities		2,260,215	1,701,886
Loans		173,729	191,290
Term deposits		1,753	8,087
Subtotal		2,435,697	1,901,263
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(5,618,867)	(5,015,173)
Investment contracts		(798,317)	(606,662)
Financial and insurance liabilities - Contractual cash outflows
Lease liabilities		(41)	(74)
Subtotal		(6,417,225)	(5,621,909)
Net cash inflow/(outflow)		¥ (3,981,528)	¥ (3,720,646)

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.